UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Item 1: Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Ohio (99.2%)
	Akron OH Income Tax Revenue	3.000%	12/1/14	1,465	1,496
	Akron OH Income Tax Revenue BAN	1.125%	3/13/14	1,600	1,600
	Akron OH Income Tax Revenue BAN	1.000%	11/12/14	3,090	3,106
1	Allen County OH Hospital Facilities Revenue
	(Catholic Healthcare Partners) TOB VRDO	0.040%	3/7/14	5,000	5,000
	Allen County OH Hospital Facilities Revenue
	(Catholic Healthcare Partners) VRDO	0.030%	3/3/14 LOC	960	960
	Allen County OH Hospital Facilities Revenue
	(Catholic Healthcare Partners) VRDO	0.040%	3/3/14 LOC	1,000	1,000
	Athens County OH Port Authority Housing
	Revenue VRDO	0.030%	3/7/14 LOC	5,000	5,000
	Avon OH BAN	0.450%	6/25/14	2,610	2,610
	Blue Ash OH BAN	1.000%	12/3/14	3,450	3,470
	Butler County OH BAN	0.400%	7/31/14	2,000	2,000
1	Cincinnati OH City School District GO TOB
	VRDO	0.030%	3/7/14	12,205	12,205
1	Cincinnati OH City School District GO TOB
	VRDO	0.040%	3/7/14	5,000	5,000
1	Cleveland OH Water Works Revenue TOB
	VRDO	0.030%	3/7/14	12,850	12,850
	Cleveland OH Water Works Revenue VRDO	0.040%	3/7/14 LOC	7,900	7,900
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Carnegie/89th Garage & Service
	Center LLC Project) VRDO	0.040%	3/7/14 LOC	10,485	10,485
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.030%	3/7/14	5,900	5,900
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.040%	3/7/14	5,810	5,810
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.040%	3/7/14	7,115	7,115
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Euclid Avenue Housing Corp.
	Project) VRDO	0.050%	3/7/14 LOC	2,675	2,675
	Columbus OH BAN	2.000%	9/2/14	6,600	6,660
	Columbus OH GO	5.000%	7/1/14	1,000	1,016
1	Columbus OH GO TOB VRDO	0.060%	3/7/14	4,360	4,360
	Columbus OH GO VRDO	0.020%	3/7/14	4,500	4,500
	Columbus OH Regional Airport Authority Airport
	Revenue (Oasbo Expanded Asset Program)
	VRDO	0.030%	3/7/14 LOC	9,100	9,100
	Columbus OH Regional Airport Authority Airport
	Revenue (Oasbo Expanded Asset Program)
	VRDO	0.030%	3/7/14 LOC	7,840	7,840
1	Columbus OH Sewer Revenue TOB VRDO	0.030%	3/7/14	2,800	2,800
1	Columbus OH Sewer Revenue TOB VRDO	0.030%	3/7/14	4,935	4,935
	Columbus OH Sewer Revenue VRDO	0.020%	3/7/14	5,465	5,465

Cuyahoga County OH Economic Development
Revenue (Cleveland Hearing & Speech)
VRDO	0.040%	3/7/14 LOC	4,540	4,540
Cuyahoga County OH Housing Revenue VRDO	0.030%	3/7/14 LOC	6,935	6,935
Cuyahoga Falls OH BAN	1.000%	12/4/14	1,870	1,881
Dayton OH City School District BAN	1.250%	10/15/14	3,000	3,018
Deerfield Township OH BAN	1.000%	10/29/14	2,495	2,507
Euclid OH Income Tax BAN	1.150%	6/12/14	1,245	1,247
Fairfield Township OH BAN	1.250%	6/5/14	1,350	1,354
2 Franklin County OH GO	1.000%	6/1/14	1,000	1,002
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.030%	3/7/14 LOC	13,670	13,670
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.030%	3/7/14	3,400	3,400
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.030%	3/7/14	4,940	4,940
Franklin County OH Hospital Revenue (Holy
Cross Health System) VRDO	0.020%	3/7/14	1,800	1,800
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.030%	3/7/14	1,715	1,715
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.030%	3/7/14	9,700	9,700
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.020%	3/7/14	9,500	9,500
3 Franklin County OH Revenue (Trinity Health
Credit Group) PUT	0.100%	9/26/14	5,800	5,800
Green OH BAN	1.000%	6/17/14	910	912
1 Hamilton County OH Economic Development
Revenue TOB VRDO	0.030%	3/7/14 LOC	2,995	2,995
Hamilton County OH Health Care Facilities
Revenue (The Children's Home of Cincinnati)
VRDO	0.030%	3/7/14 LOC	3,165	3,165
1 Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center) TOB VRDO	0.040%	3/7/14	5,625	5,625
1 Hamilton County OH Sewer System Revenue
TOB VRDO	0.040%	3/7/14	8,500	8,500
Hamilton OH BAN	1.000%	10/2/14	2,400	2,406
Huber Heights OH BAN	1.000%	11/7/14	2,000	2,010
Jackson OH Local School District Stark &
Summit Counties GO	5.000%	6/1/14 (Prere.)	1,000	1,012
Kent OH BAN	1.000%	9/4/14	2,565	2,573
Lakewood OH BAN	1.000%	4/15/14	1,610	1,611
Lakewood OH City School District BAN	1.000%	6/4/14	3,000	3,006
1 Lakewood OH City School District GO TOB
VRDO	0.050%	3/7/14	3,825	3,825
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.030%	3/7/14	18,300	18,300
Lebanon OH City School District BAN	1.125%	5/7/14	4,000	4,006
Lebanon OH City School District BAN	1.000%	6/26/14	2,000	2,005
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.130%	3/7/14	10,000	10,000
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.220%	3/7/14	5,000	5,000

Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VRDO	0.050%	3/7/14 LOC	1,650	1,650
Lucas County OH BAN	1.000%	7/16/14	3,000	3,008
Marysville OH BAN	1.500%	5/29/14	1,900	1,905
Mason OH City School District BAN	1.250%	1/28/15	3,000	3,028
Mason OH City School District GO	5.000%	6/1/14 (Prere.)	1,175	1,189
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.070%	3/7/14 LOC	5,710	5,710
1 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.040%	3/7/14	7,500	7,500
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.020%	3/3/14	3,990	3,990
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.030%	3/3/14	6,090	6,090
New Albany OH BAN	1.000%	7/31/14	3,800	3,811
1 Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement) TOB
VRDO	0.030%	3/7/14	6,800	6,800
1 Nuveen Ohio Quality Income Municipal Fund
VRDP VRDO	0.120%	3/7/14 LOC	21,000	21,000
1 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.090%	3/7/14 (13)	13,320	13,320
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.040%	3/7/14 LOC	6,500	6,500
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.020%	3/7/14 LOC	5,000	5,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.030%	3/7/14 LOC	10,000	10,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.040%	3/7/14 LOC	5,000	5,000
Ohio Common Schools GO VRDO	0.020%	3/7/14	1,810	1,810
Ohio Common Schools GO VRDO	0.020%	3/7/14	1,135	1,135
Ohio Conservation Projects GO	5.000%	3/1/14 (Prere.)	1,425	1,425
Ohio GO	1.000%	6/15/14	4,385	4,395
Ohio GO	2.000%	11/1/14	620	627
Ohio GO VRDO	0.020%	3/7/14	985	985
Ohio GO VRDO	0.020%	3/7/14	3,045	3,045
1 Ohio Higher Education GO TOB VRDO	0.030%	3/7/14	16,920	16,920
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.130%	3/3/14	7,000	7,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.030%	3/3/14 LOC	295	295
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.040%	3/3/14 LOC	9,150	9,150
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.020%	3/3/14	6,700	6,700

Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.030%	3/3/14	400	400
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.030%	3/3/14	8,600	8,600
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.050%	3/7/14 LOC	2,540	2,540
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.030%	3/7/14	1,800	1,800
1 Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health System
Inc.) TOB VRDO	0.080%	3/7/14 (13)	5,000	5,000
1 Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project) TOB
VRDO	0.030%	3/7/14 LOC	4,225	4,225
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.040%	3/7/14	8,710	8,710
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.040%	3/7/14	10,700	10,700
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.050%	3/7/14	3,400	3,400
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.050%	3/7/14	2,590	2,590
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.050%	3/7/14	12,500	12,500
Ohio Infrastructure Improvement GO VRDO	0.020%	3/7/14	5,760	5,760
Ohio State University General Receipts
Revenue CP	0.090%	3/3/14	7,790	7,790
Ohio State University General Receipts
Revenue CP	0.110%	4/1/14	8,000	8,000
Ohio State University General Receipts
Revenue CP	0.090%	4/8/14	8,200	8,200
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.030%	3/3/14 LOC	3,650	3,650
Ohio Water Development Authority Revenue	2.000%	6/1/14	1,500	1,507
Ohio Water Development Authority Revenue
(FirstEnergy Nuclear Generation Corp.
Project) VRDO	0.040%	3/3/14 LOC	6,700	6,700
Olentangy OH Local School District GO	5.250%	6/1/14 (Prere.)	3,055	3,094
Olentangy OH Local School District GO	5.000%	12/1/14	2,720	2,819
1 Olentangy OH School District GO TOB VRDO	0.030%	3/7/14 LOC	2,840	2,840
Parma OH Hospital Improvement Revenue
(Parma Community General Hospital) VRDO	0.030%	3/7/14 LOC	2,100	2,100
1 South-Western City OH School District GO TOB
VRDO	0.030%	3/7/14	8,295	8,295
Stow OH BAN	1.000%	5/2/14	2,700	2,703
Toledo-Lucas County OH Port Authority Airport
Development Revenue (FlightSafety
International Inc.)VRDO	0.040%	3/7/14	11,450	11,450
University of Cincinnati OH BAN	1.500%	5/9/14	4,000	4,009
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/14 (Prere.)	3,695	3,740

Willoughby OH BAN	1.500%	7/25/14	5,625	5,653
				600,581
Total Tax-Exempt Municipal Bonds (Cost $600,581)				600,581
Total Investments (99.2%) (Cost $600,581)				600,581
Other Assets and Liabilities-Net (0.8%)				4,610
Net Assets (100%)				605,191

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $168,995,000, representing 27.9% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2014.
3 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.

Ohio Tax-Exempt Money Market Fund

(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Ohio (98.6%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	2,000	2,083
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/38	5,000	5,171
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	2,280	2,326
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/28	4,000	4,400
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,000	4,361
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	2,000	2,110
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	8,000	8,273
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	5,885	6,088
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/24	3,500	3,949
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	3,000	3,186
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	8,500	8,845
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	10,250	10,590
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,403
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,329
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	5,375	5,499
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/39 (12)	4,500	4,843
Apollo Career Center Joint Vocational School
District Ohio GO	5.250%	12/1/31	1,015	1,116
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/38	4,700	4,978
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	2,000	2,048
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/45	2,000	2,038
Butler County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center
Project)	5.000%	5/15/31 (14)	5,000	5,043

Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,350	1,528
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,125
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	2,000	2,259
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	6,500	6,835
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	4,160	4,279
Central Ohio Solid Waste Authority GO	5.000%	12/1/19 (ETM)	115	139
Central Ohio Solid Waste Authority GO	5.000%	12/1/19	1,195	1,430
Cincinnati OH City School District COP	5.000%	12/15/23 (4)	1,620	1,769
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	2,000	2,144
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,345
Cincinnati OH City School District GO	5.250%	12/1/28 (14)	4,000	4,812
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	3,705	4,412
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,566
Cincinnati OH Economic Development Revenue
(Baldwin 300 Project)	4.875%	11/1/38	3,370	3,516
Cincinnati OH GO	5.000%	12/1/24	1,090	1,250
Cincinnati OH GO	5.000%	12/1/26	2,605	2,956
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,000	1,107
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,585	1,749
Cincinnati OH Water System Revenue	5.000%	12/1/32	1,000	1,101
Cincinnati OH Water System Revenue	5.000%	12/1/36	3,025	3,273
Cincinnati OH Water System Revenue	5.000%	12/1/37	2,000	2,163
Cleveland OH Airport System Revenue	5.000%	1/1/28	2,530	2,642
Cleveland OH Airport System Revenue	5.000%	1/1/30	1,000	1,026
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	7,000	7,109
Cleveland OH Income Tax Revenue	5.000%	10/1/29 (12)	7,180	7,781
Cleveland OH Municipal School District GO	5.000%	12/1/25	1,845	2,093
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,375
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	2,545
Cleveland OH Water Revenue	5.000%	1/1/27	2,000	2,258
Cleveland OH Water Revenue	5.000%	1/1/42	3,000	3,204
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	9,590	11,374
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/25	2,000	2,247
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/26	2,700	3,008
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/27	2,000	2,208
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30 (14)	3,000	3,228
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	2,015	2,125
Columbus OH City School District GO	4.500%	12/1/29	3,000	3,199
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/22	1,545	1,784
Columbus OH GO	5.000%	7/1/24	1,000	1,181
Columbus OH GO	5.000%	2/15/25	1,800	2,120
Columbus OH GO	5.000%	7/1/25	1,400	1,641
Columbus OH GO	5.000%	8/15/26	2,000	2,344
Columbus OH GO	5.000%	7/1/27	2,000	2,276
Columbus OH GO	5.000%	7/1/30	2,500	2,861
Columbus OH GO	5.000%	7/1/31	1,185	1,348

Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,320	1,505
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/25	1,000	1,132
Columbus OH Metropolitan Library Special
Obligation Revenue	4.000%	12/1/37	2,000	1,988
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.030%	3/7/14 LOC	1,885	1,885
Columbus OH Sewer Revenue	5.000%	6/1/28	4,005	4,444
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/24	4,000	4,470
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/43	4,250	4,278
Franklin County OH GO	5.000%	12/1/31	6,885	7,529
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	2,966
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,100	4,167
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	5,418
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	3,813
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.030%	3/7/14	2,900	2,900
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.750%	11/1/28	1,500	1,596
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/34	1,500	1,564
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/42	7,000	7,242
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.030%	3/7/14	1,800	1,800
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,590
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,602
Greene County OH Sewer System Revenue	5.000%	12/1/15 (Prere.)	4,695	5,084
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/20 (14)	1,185	1,200
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/21 (14)	1,245	1,260
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/23 (14)	1,380	1,397
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/24 (14)	185	187

Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of
Cincinnati Lessee Project)	5.250%	6/1/28 (14)	7,290	7,845
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,000	3,126
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	4,790	4,822
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.500%	6/1/42	3,000	3,121
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,750	1,772
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/42	2,000	1,979
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,000	1,965
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.000%	5/15/34	1,000	1,078
Hamilton County OH Sales Tax Revenue	5.000%	12/1/26 (2)	5,000	5,461
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,262
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,700	10,392
Hamilton County OH Sewer System Revenue	5.000%	12/1/31 (14)	5,300	5,724
Hamilton OH City School District GO	5.000%	12/1/28 (4)	5,000	5,443
Hilliard OH School District GO	5.000%	12/1/15 (Prere.)	2,895	3,135
Huron County OH Hospital Facilities
Improvement Revenue (Fisher-Titus Medical
Center)	5.250%	12/1/37	3,000	3,054
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	17,250	18,091
Kent State University OH Revenue	5.000%	5/1/37	4,185	4,414
Kent State University OH Revenue	5.000%	5/1/42	1,750	1,826
Lancaster OH School Facilities Construction &
Improvement GO	5.000%	10/1/49	4,000	4,096
Lorain County OH Community College District
General Revenue	5.000%	12/1/41	4,520	4,750
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	4,128
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.130%	3/7/14	4,995	4,995
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,105
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,595
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	2,000	2,211
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	2,000	2,229
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,438
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,339
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,530	2,841
Marysville OH Wastewater Treatment System
Revenue	5.000%	12/1/31 (10)	2,720	2,906
Mason OH City School District School
Improvement GO	5.000%	6/1/17 (Prere.)	1,000	1,145

Medina OH School District COP	5.250%	12/1/37 (12)	7,210	7,850
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,161
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,000	2,126
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,288
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,027
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,019
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	5,964
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.250%	5/1/29	3,000	3,197
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/30	5,000	5,025
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,163
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.020%	3/3/14	6,390	6,390
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.020%	3/3/14	6,800	6,800
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.030%	3/3/14	4,000	4,000
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.030%	3/3/14	2,900	2,900
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/32	4,685	5,222
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/38	5,000	5,442
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/43	3,000	3,239
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.625%	6/1/18	4,500	4,993
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	5.875%	6/1/16	3,000	3,254
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,136
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,000	3,021
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	7,000	7,038
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)	5.625%	10/1/19	3,000	3,355
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,280
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	10/1/23	1,250	1,467
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	10/1/24	1,000	1,161
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	4/1/25	2,670	3,059

Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	4/1/30	1,650	1,838
Ohio Common Schools GO	5.000%	6/15/14 (Prere.)	8,000	8,116
Ohio Common Schools GO	5.000%	9/15/21	5,920	7,153
Ohio Common Schools GO	5.000%	3/15/24	4,410	5,159
Ohio GO	5.000%	9/15/22	5,000	6,048
Ohio GO	5.000%	9/15/23	2,950	3,572
Ohio GO	5.000%	8/1/24	2,000	2,431
Ohio GO	5.000%	8/1/24	5,000	6,077
Ohio GO	5.000%	2/1/30	4,000	4,498
Ohio GO	5.000%	4/1/30	1,770	1,939
Ohio GO	5.000%	2/1/31	4,500	5,038
Ohio GO	5.000%	4/1/31	1,230	1,340
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,254
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.030%	3/3/14 LOC	4,675	4,675
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.040%	3/3/14 LOC	1,400	1,400
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,432
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	3,500	3,835
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,454
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	5,000	5,282
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,568
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,815	2,034
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,000	1,089
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	9,255	9,800
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,250	2,621
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	2,815
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,097
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/31	2,830	3,057
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,165
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/43	2,000	2,077
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	5/1/28	5,000	5,440

Ohio Highway Capital Improvements GO	5.000%	5/1/24	3,000	3,544
Ohio Highway Capital Improvements GO	5.000%	5/1/25	3,000	3,514
2 Ohio Highway Capital Improvements GO	5.000%	5/1/26	3,000	3,486
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/22	2,250	2,608
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/25	1,000	1,123
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/32	2,500	2,678
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/35	1,500	1,593
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/40	6,650	7,062
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,600	7,322
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.030%	3/3/14	4,600	4,600
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	6.750%	1/15/15 (Prere.)	5,000	5,291
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	2,000	2,131
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,000	7,109
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	3,000	3,045
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	270	274
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	2,215	2,325
Ohio Infrastructure Improvement GO	5.000%	8/1/21	900	1,087
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	4,000	4,607
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	300	338
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	326
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	160	190
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	255	302
Ohio State University General Receipts
Revenue	5.000%	6/1/25	4,130	4,836
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,245	2,571
Ohio State University General Receipts
Revenue	5.000%	12/1/28	610	673
Ohio State University General Receipts
Revenue	5.000%	6/1/38	10,000	10,815
Ohio State University General Receipts
Revenue	5.000%	12/1/42	1,450	1,514
Ohio State University General Receipts
Revenue VRDO	0.020%	3/7/14	1,500	1,500
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/24 (14)	3,000	3,642
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,108
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,314
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,500	3,030
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	5,000	1,630

Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	8,025	2,474
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,000	4,308
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	1,045	266
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41	2,810	666
Ohio University General Receipts Revenue	5.000%	12/1/33	1,000	1,076
Ohio University General Receipts Revenue	5.000%	12/1/36	2,490	2,644
Ohio University General Receipts Revenue	5.000%	12/1/39	4,250	4,474
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/23	1,115	1,403
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.030%	3/3/14 LOC	2,700	2,700
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	520	527
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/21	5,135	6,365
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,874
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/29	5,000	5,782
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/30	1,000	1,121
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	3,765	4,158
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.250%	6/1/14 (Prere.)	1,400	1,419
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	2,750	2,788
Rocky River OH City School District GO	5.375%	12/1/17	1,350	1,481
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	1,000	1,162
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	10,040	10,753
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	6,500	6,901
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	1,800	1,882
South-Western City OH School District GO	5.000%	12/1/36	1,700	1,835
Tallmadge OH City School District GO	5.000%	6/1/15 (Prere.)	1,550	1,644
Tallmadge OH City School District GO	5.000%	6/1/15 (Prere.)	1,480	1,570
Teays Valley OH Local School District GO	5.000%	12/1/27 (14)	3,040	3,233
Toledo OH City School District GO	5.000%	12/1/22	2,015	2,357
Toledo OH City School District GO	5.000%	12/1/23	1,085	1,248
Toledo OH Waterworks Revenue	5.000%	11/15/38	7,000	7,546
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	1,255	1,356
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	2,063
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	7,637
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,156
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33 (4)	2,000	2,126
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,184
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,172
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/23	3,665	4,227

University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/24	1,000	1,152
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	560
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	557
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/27	2,000	2,238
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/28 (14)	5,000	5,443
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	3,385	3,713
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,890	2,059
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/31	1,000	1,084
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,083
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	640
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,266
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	715	720
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/37	1,645	1,596
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/42	2,500	2,390
Woodridge OH School District GO	6.800%	12/1/14 (2)	340	351
Wright State University Ohio General Revenue	5.000%	5/1/26	2,030	2,224
Wright State University Ohio General Revenue	5.000%	5/1/31	3,000	3,181
Wyoming OH City School District GO	5.000%	12/1/49	1,800	1,848
				886,471
Guam (0.5%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	4,600	4,704

Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	305	380

Total Tax-Exempt Municipal Bonds (Cost $864,233)				891,555
Total Investments (99.2%) (Cost $864,233)				891,555
Other Assets and Liabilities-Net (0.8%)				7,635
Net Assets (100%)				899,190

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $9,595,000, representing 1.1% of net assets.
2 Securities with a value of $228,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.

Ohio Long-Term Tax-Exempt Fund

COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	891,555	—
Futures Contracts—Assets[1]	12	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	11	891,555	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Ohio Long-Term Tax-Exempt Fund

At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2014	(56)	(6,974)	(12)
5-Year U.S. Treasury Note	June 2014	40	4,794	(1)
Ultra Long U.S. Treasury Bond	June 2014	(10)	(1,436)	—
				(13)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2014, the cost of investment securities for tax purposes was $865,677,000. Net unrealized appreciation of investment securities for tax purposes was $25,878,000, consisting of unrealized gains of $33,019,000 on securities that had risen in value since their purchase and $7,141,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 16, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.